Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 575,685	3,586,570	3,222,973	2,232,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	37,481	233,509	293,239	232,171
Impairment loss for license right			50,316
Share-based compensation cost	32,587	203,018	122,032	102,406
(Reversal of) allowance for provision for doubtful debts	495	3,088	416	(20,029)
Losses (gains) on disposal of property, equipment and software	(7)	(42)	(74)	13,985
Unrealized exchange losses (gains)	(909)	(5,665)	76,262	100,219
Deferred income taxes	(5,067)	(31,568)	(42,442)	8,619
Net equity share of (gains) losses from associated companies	(135)	(842)	1,195	(1,093)
Others	3,492	21,758	(12,580)
Changes in operating assets and liabilities:
Accounts receivable	(11,288)	(70,318)	10,800	(89,997)
Prepayments and other current assets	(11,049)	(68,833)	(83,490)	3,047
Accounts payable	6,929	43,168	22,710	(37,557)
Salary and welfare payables	7,293	45,434	62,425	52,480
Taxes payable	(5,530)	(34,449)	33,329	12,592
Deferred revenue	23,426	145,946	240,121	190,482
Accrued liabilities and other payables	24,641	153,516	75,716	55,604
Net cash provided by operating activities	678,044	4,224,290	4,072,948	2,854,954
Cash flows from investing activities
Purchase of property, equipment and software	(28,676)	(178,654)	(410,120)	(297,980)
Proceeds from sale of property, equipment and software	125	777	263	359
Purchase of other intangible assets	(5)	(32)	(1,042)
Net change of short-term investments with terms of three months or less	(19,261)	(120,000)
Purchase of short-term investments	(176,834)	(1,101,691)	(1,001,026)
Proceeds from maturities of short-term investments	179,772	1,120,000	20,000
Purchase of license right			(39,300)
Long-term investment	(1,270)	(7,915)
Transfer to restricted cash	(40,420)	(251,822)	(178,085)	(16,736)
Net change in time deposits with terms of three months	142,751	889,350	(318,937)	(338,570)
Placement/rollover of matured time deposits	(2,631,361)	(16,393,642)	(10,861,505)	(10,402,822)
Proceeds from maturity of time deposits	1,866,197	11,626,594	9,598,470	8,443,805
Net increase in other assets	(5,940)	(37,003)	(16,951)	(9,218)
Net cash used in investing activities	(714,922)	(4,454,038)	(3,208,233)	(2,621,162)
Cash flows from financing activities:
Proceeds from employees exercising stock options	3,967	24,712	73,337	24,123
Payments of other long-term payable			(20)
Repurchase of shares	(66,603)	(414,942)
Capital contribution from noncontrolling interests			227	16
Net cash provided by (used in) financing activities	(62,636)	(390,230)	73,544	24,139
Effect of exchange rate changes on cash held in foreign currencies	(621)	(3,871)	(8,778)	(14,084)
Net increase (decrease) in cash and cash equivalents	(100,135)	(623,849)	929,481	243,847
Cash and cash equivalents beginning of the year	355,471	2,214,618	1,285,137	1,041,290
Cash and cash equivalents end of the year	255,336	1,590,769	2,214,618	1,285,137
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	104,109	648,609	371,238	252,040
Withholding income tax paid associated with the repatriation of cash for a special dividend	5,618	35,000
Supplemental schedule of non-cash investing and financing activities:
Share repurchase financed by accounts payable	1,211	7,547
Dividend payable	130,806	814,934
Fixed asset purchases financed by accounts payable	$ 1,160	7,228	37,614	146,523